UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05984

                           THE NEW IRELAND FUND, INC.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                 Bank of Ireland Asset Management (U.S.) Limited
                            300 First Stamford Place
                               STAMFORD, CT 06902
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                           99 High Street, 27th Floor
                                BOSTON, MA 02110
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 328-1820
                                                           ---------------

                       Date of fiscal year end: OCTOBER 31
                                               ------------
                   Date of reporting period: JANUARY 31, 2008
                                            ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


--------------------------------------------------------------------------------

                                       THE
                                   NEW IRELAND
                                      FUND

                              FIRST QUARTER REPORT
                                JANUARY 31, 2008

--------------------------------------------------------------------------------

                         INVESTMENT SUMMARY (UNAUDITED)

                                TOTAL RETURN (%)

                                   MARKET VALUE (a)        NET ASSET VALUE (a)
                               ----------------------    ----------------------
                                             AVERAGE                   AVERAGE
                               CUMULATIVE   ANNUAL(b)    CUMULATIVE   ANNUAL(b)
                               ----------   ---------    ----------   ---------
Current Quarter                  (13.37)     (13.37)       (11.31)     (11.31)
One Year                         (24.66)     (24.66)       (16.22)     (16.22)
Three Year                        41.68       12.32         35.18       10.57
Five Year                        222.11       26.36        179.24       22.80
Ten Year                         147.23        9.47        136.25        8.98

                        PER SHARE INFORMATION AND RETURNS

                                                                                                                     2008
                                  1998    1999    2000     2001     2002    2003    2004    2005    2006    2007      YTD
--------------------------------------------------------------------------------------------------------------------------
Net Asset
   Value ($)                     21.36   19.75   20.06    13.28    11.04   16.29   20.74   24.36   32.55   30.95    21.86
Income
   Dividends ($)                 (0.07)     --   (0.13)   (0.01)   (0.03)     --   (0.09)  (0.03)  (0.16)  (0.24)   (0.36)
Capital Gains
Other
   Distributions ($)             (0.70)  (1.14)  (1.60)   (2.65)   (0.69)     --      --      --   (1.77)  (2.40)   (4.86)
Total
   Return (%) (a)(b)             11.68   (2.37)  12.86   (20.99)  (11.44)  47.55   28.14   17.51   45.97    2.88   (11.31)

NOTES

(a) Total Market Value returns reflect changes in share market prices and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Dividend and Cash Purchase Plan. Total Net Asset Value returns reflect changes in share net asset value and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Dividend and Cash Purchase Plan. For more information with regard to Dividend and Cash Purchase Plan, see the most recent annual report filed with the Securities and Exchange Commission.

(b)   Periods less than one year are not annualized.

PAST RESULTS ARE NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE OF THE FUND.

                PORTFOLIO BY MARKET SECTOR AS OF JANUARY 31, 2008
                           (PERCENTAGE OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Construction and Building Materials          25.29%
Financial                                    21.11%
Food and Beverages                           10.30%
Publishing and News                           2.70%
Other Assets                                  6.62%
Transportation                                8.94%
Business Services                             5.02%
Health Care Services                          4.48%
Diversified Financial Services                5.73%
Food and Agriculture                          6.86%
Technology                                    2.95%

                TOP 10 HOLDINGS BY ISSUER AS OF JANUARY 31, 2008

HOLDING                     SECTOR                               % OF NET ASSETS
-------                     ------                               ---------------
CRH PLC                     Construction and Building Materials           19.99%
Allied Irish Banks PLC      Financial                                     16.50%
IAWS Group PLC              Food and Agriculture                           6.86%
Ryanair Holdings PLC        Transportation                                 6.40%
Kerry Group PLC, Series A   Food and Beverages                             4.97%
DCC PLC                     Business Services                              4.86%
Irish Life & Permanent PLC  Financial                                      3.22%
C&C Group PLC               Food and Beverages                             3.19%
FBD Holdings PLC            Diversified Financial Services                 3.09%
United Drug PLC             Health Care Services                           2.96%

THE NEW IRELAND FUND, INC.

PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  Value (U.S.)
January 31, 2008                                     Shares         (Note A)
--------------------------------------------------------------------------------
COMMON STOCKS (99.05%)
COMMON STOCKS OF IRISH COMPANIES (99.05%)
AGRICULTURAL OPERATIONS (2.22%)
   Origin Enterprises PLC(a)*                        428,163    $     2,535,759
                                                                ---------------

BUSINESS SERVICES (5.02%)
   DCC PLC                                           202,501          5,556,934
   Newcourt Group PLC*                               155,655            184,371
                                                                ---------------
                                                                      5,741,305
                                                                ---------------
BUSINESS SUPPORT SERVICES (1.13%)
   Veris PLC*                                        500,000          1,295,529
                                                                ---------------
COMPUTER SOFTWARE AND SERVICES (0.24%)
   IONA Technologies PLC-ADR*                         85,928            268,955
                                                                ---------------
CONSTRUCTION AND BUILDING MATERIALS (25.29%)
   CRH PLC                                           610,929         22,856,016
   Grafton Group PLC-UTS                             250,831          1,949,752
   Kingspan Group PLC                                 80,595          1,112,029
   McInerney Holdings PLC                          1,255,467          2,992,748
                                                                ---------------
                                                                     28,910,545
                                                                ---------------
DIVERSIFIED FINANCIAL SERVICES (5.73%)
   Boundary Capital PLC(a)*                          635,534            489,307
   FBD Holdings PLC                                   83,987          3,531,582
   IFG Group PLC                                     556,276          1,317,799
   TVC Holdings PLC(a)*                              815,973          1,208,133
                                                                ---------------
                                                                      6,546,821
                                                                ---------------
FINANCIAL (21.11%)
   Allied Irish Banks PLC                            855,747         18,859,629
   Anglo Irish Bank Corp. PLC                        114,660          1,595,461
   Irish Life & Permanent PLC                        232,344          3,680,901
                                                                ---------------
                                                                     24,135,991
                                                                ---------------
FOOD & AGRICULTURE (6.86%)
   IAWS Group PLC                                    386,346          7,839,037
                                                                ---------------

THE NEW IRELAND FUND, INC.

--------------------------------------------------------------------------------

                                                                  Value (U.S.)
January 31, 2008                                     Shares         (Note A)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMON STOCKS OF IRISH COMPANIES (CONTINUED)
FOOD AND BEVERAGES (10.30%)
   C&C Group PLC                                     550,158    $     3,649,256
   Fyffes PLC                                        552,258            752,262
   Glanbia PLC                                       186,411          1,236,484
   Kerry Group PLC, Series A                         212,306          5,678,572
   Total Produce PLC                                 552,258            457,898
                                                                ---------------
                                                                     11,774,472
                                                                ---------------
FOREST PRODUCTS & PAPER (0.84%)
   Smurfit Kappa Group PLC(a)*                        71,540            958,598
                                                                ---------------
HEALTH CARE SERVICES (4.48%)
   ICON PLC-Sponsored ADR*                            27,817          1,743,570
   United Drug PLC                                   587,476          3,383,597
                                                                ---------------
                                                                      5,127,167
                                                                ---------------
MINING (0.54%)
   Kenmare Resources PLC*                            738,325            612,173
                                                                ---------------
PUBLISHING AND NEWS (2.70%)
   Independent News & Media PLC                      916,258          3,083,586
                                                                ---------------
REAL ESTATE DEVELOPMENT (0.10%)
   Blackrock International Land PLC*                 218,009            109,747
                                                                ---------------
TECHNOLOGY (2.95%)
   Horizon Technology Group PLC*                   1,321,900            730,039
   Norkom Group PLC(a)*                              364,481            814,875
   Norkom Group PLC*                                 818,699          1,830,375
                                                                ---------------
                                                                      3,375,289
                                                                ---------------
TELECOMMUNICATIONS (0.60%)
   Zamano PLC*                                     1,100,000            684,039
                                                                ---------------
TRANSPORTATION (8.94%)
   Aer Lingus Group PLC(a)*                          249,183            860,740
   Aer Lingus Group PLC*                             192,627            665,382
   Ryanair Holdings PLC*                           1,300,000          7,318,033
   Ryanair Holdings PLC-Sponsored ADR*                41,285          1,379,745
                                                                ---------------
                                                                     10,223,900
                                                                ---------------

THE NEW IRELAND FUND, INC.

--------------------------------------------------------------------------------

                                                                  Value (U.S.)
January 31, 2008                                     Shares         (Note A)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMON STOCKS OF IRISH COMPANIES (CONTINUED)
TOTAL COMMON STOCKS OF IRISH COMPANIES
   (Cost $70,942,848)                                           $   113,222,913
                                                                ---------------
TOTAL COMMON STOCKS BEFORE FOREIGN CURRENCY ON DEPOSIT
   (Cost $70,942,848)                                           $   113,222,913
                                                                ---------------

                                                        Face
                                                       Value
FOREIGN CURRENCY ON DEPOSIT (0.00%)
   British Pounds Sterling                     (pound)   549              1,092
   Euro                                         (euro)   829              1,227
                                                                ---------------
TOTAL FOREIGN CURRENCY ON DEPOSIT
   (Cost $2,345)**                                                        2,319
                                                                ---------------
TOTAL INVESTMENTS (99.05%)
   (Cost $70,945,193)                                               113,225,232
OTHER ASSETS AND LIABILITIES (0.95%)                                  1,085,965
                                                                ---------------
NET ASSETS (100.00%)                                            $   114,311,197
                                                                ===============

--------------------------------------------------------------------------------

(a) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2008, these securities amounted to $6,867,412 or 6.01% of net assets.

*     Non-income producing security.

**    Foreign currency held on deposit at JPMorgan Chase & Co.

ADR - American Depositary Receipt traded in U.S. dollars.
UTS - Units

THE NEW IRELAND FUND, INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

A. VALUATION AND INVESTMENT PRACTICES:

      SECURITY VALUATION: Securities listed on a stock exchange for which market quotations are readily available are valued at the closing prices on the date of valuation, or if no such closing prices are available, at the last bid price quoted on such day. If there are no such quotations available for the date of valuation, the last available closing price will be used. The value of securities and other assets for which no market quotations are readily available, or whose values have been materially affected by events occurring before the Fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the Board of Directors to represent fair value. Short-term securities that mature in 60 days or less are valued at amortized cost.

      CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the spot rate of such currencies against U.S. dollars by obtaining from FT-IDC each day the current 4:00pm London time spot rate and future rate (the future rates are quoted in 30-day increments) on foreign currency contracts. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

      FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts for non-trading purposes in order to protect investment securities and related receivables and payables against future changes in foreign currency exchange rates. Fluctuations in the value of such contracts are recorded as unrealized gains or losses; realized gains or losses include net gains or losses on contracts which have terminated by settlements or by entering into offsetting commitments. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. There were no such contracts open in the Fund as of January 31, 2008.

      SECURITIES TRANSACTIONS: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis.

B. UNREALIZED APPRECIATION/(DEPRECIATION):

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and appreciation on assets and liabilities in foreign currencies on a tax basis as of January 31, 2008 were as follows:

                                                                        GROSS
                    GROSS            GROSS                           UNREALIZED
                  UNREALIZED       UNREALIZED     NET UNREALIZED    APPRECIATION       NET
TOTAL COST OF    APPRECIATION     DEPRECIATION     APPRECIATION      ON FOREIGN     UNREALIZED
 INVESTMENTS    ON INVESTMENTS   ON INVESTMENTS   ON INVESTMENTS      CURRENCY     APPRECIATION
-------------   --------------   --------------   ---------------   ------------   ------------
$ 70,945,193     $ 47,927,713     $ (5,647,674)     $ 42,280,039        $ 907      $ 42,280,946

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--------------------------------------------------------------------------------

                           THE NEW IRELAND FUND, INC.

                             DIRECTORS AND OFFICERS
                 Peter J. Hooper        -  CHAIRMAN OF THE BOARD
                 Michael J. Grealy      -  PRESIDENT AND DIRECTOR
                 David Dempsey          -  DIRECTOR
                 Margaret Duffy         _  DIRECTOR
                 Denis P. Kelleher      -  DIRECTOR
                 George G. Moore        -  DIRECTOR
                 Lelia Long             -  TREASURER
                 Colleen Cummings       -  ASSISTANT TREASURER
                 Vincenzo A. Scarduzio  -  SECRETARY
                 Salvatore Faia         -  CHIEF COMPLIANCE OFFICER

                          PRINCIPAL INVESTMENT ADVISOR
                Bank of Ireland Asset Management (U.S.) Limited
                            300 First Stamford Place
                          Stamford, Connecticut 06902

                                 ADMINISTRATOR
                                   PFPC Inc.
                              4400 Computer Drive
                        Westborough, Massachusetts 01581

                                   CUSTODIANS
                              JPMorgan Chase & Co.
                       North America Investment Services
                            3 Metro Tech - 7th Floor
                            Brooklyn, New York 11245

                          SHAREHOLDER SERVICING AGENT
                    American Stock Transfer & Trust Company
                                 59 Maiden Lane
                            New York, New York 10038

                                 LEGAL COUNSEL
                              Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                 INDEPENDENT PUBLIC REGISTERED ACCOUNTING FIRM
                              Tait Weller Baker LP
                               1818 Market Street
                             Philadelphia, PA 19103

                                 CORRESPONDENCE
                   ALL CORRESPONDENCE SHOULD BE ADDRESSED TO:
                           The New Ireland Fund, Inc.
                                 c/o PFPC Inc.
                                 99 High Street
                                   27th Floor
                          Boston, Massachusetts 02110

                   TELEPHONE INQUIRIES SHOULD BE DIRECTED TO:
                        1-800-GO-TO-IRL (1-800-468-6475)
                                WEBSITE ADDRESS:
                             www.newirelandfund.com

--------------------------------------------------------------------------------
IR-QTR 01/08

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE NEW IRELAND FUND, INC.

By (Signature and Title)*  /S/ MICHAEL GREALY
                         -------------------------------------------------------
                           Michael Grealy, President
                           (principal executive officer)

Date   March 31, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ MICHAEL GREALY
                         -------------------------------------------------------
                           Michael Grealy, President
                           (principal executive officer)

Date    March 31, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ LELIA LONG
                         -------------------------------------------------------
                           Lelia Long, Treasurer
                           (principal financial officer)

Date   March 27, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.